SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of warrants, beginning balance	274,276	52,083	20,022
Weighted Average Exercise Price, beginning balance	$ 48.48	$ 37.68	$ 51.10
Granted	73,823	222,193	52,083
Weighted average exercise price, granted	$ 18.00	$ 52.60	$ 37.92
Warrants expired			(20,022)
Weighted average exercise price, warrants expired			$ (53.82)
Number of warrants, ending balance		274,276	52,083
Weighted Average Exercise Price, ending balance	$ 39.90	$ 48.48	$ 37.68
Number of warrants, beginning balance	274,276	52,083
Granted		222,193
Exercised	(68,353)
Weighted average exercise price, exercised	11.44
Number of warrants, ending balance	279,746	274,276	52,083